CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating profit/(loss)	$ (21,654)	$ (425,049)	$ (720,341)
Adjustments for non-cash items
Amortization of intangible assets	10,282	105,674	99,766
Depreciation of property, plant and equipment	7,245	5,633	4,576
Provisions for employee benefits	432	573	459
Expense recognized in respect of share-based payments	235,179	232,974	157,026
Fair value gains on financial assets at fair value through profit or loss	(3,834)	0	(4,256)
Loss from investment in a joint venture	7,644	4,411	677
Other non-cash (benefit)/expenses	(277)	2,074	0
Adjustments for non-cash items	235,017	(73,710)	(462,093)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	(423,112)	(185,694)	(222,260)
(Increase)/decrease in inventories	(95,996)	(83,030)	(119,277)
(Increase)/decrease in other current assets	(56,154)	(59,024)	(18,294)
Increase/(decrease) in trade and other payables	246,336	95,600	329
Movements in non-current assets/liabilities
(Increase)/decrease in other non‑current assets	(19,930)	(29,416)	(16,220)
(Increase)/decrease in non-current prepaid expense	23,683	(47,327)	0
Net cash flows used in operating activities, before interest and taxes	(90,156)	(382,601)	(837,815)
Interest paid	(392)	(211)	(851)
Income taxes received/(paid)	7,801	(37,515)	(24,141)
Net cash flows used in operating activities	(82,747)	(420,327)	(862,807)
Purchase of intangible assets	(66,500)	(43,000)	(102,986)
Purchase of property, plant and equipment	(1,801)	(812)	(837)
Purchase of current financial assets	(2,183,542)	(1,271,730)	(1,694,046)
Sale of current financial assets	1,429,600	1,543,999	1,325,540
Interest received	111,649	92,753	13,146
Investment in a joint venture	(7,000)	(13,000)	(2,000)
Net cash flows from/(used in) investing activities	(717,594)	308,210	(461,184)
Principal elements of lease payments	(7,638)	(3,801)	(4,165)
Proceeds from issue of new shares, gross amount	0	1,196,731	760,953
Issue costs paid	0	(821)	(781)
Exchange (losses)/gains from currency conversion on proceeds from issue of new shares	0	(1,507)	410
Payment of employee withholding taxes relating to restricted stock unit awards	(21,868)	(12,138)	(5,855)
Proceeds from exercise of stock options	309,265	158,263	93,195
Net cash flows from financing activities	279,759	1,336,727	843,757
Increase/(decrease) in cash and cash equivalents	(520,582)	1,224,610	(480,234)
Cash and cash equivalents at the beginning of the year	2,048,844	800,740	1,334,676
Exchange gains/(losses) on cash and cash equivalents	(28,326)	23,494	(53,702)
Cash and cash equivalents at the end of the year	$ 1,499,936	$ 2,048,844	$ 800,740